FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Carrying amount
Cash and balances at central banks		$ 160,672.0	$ 158,914.0	$ 158,231.0
Loans and advances to banks		16,376.0	18,348.0	15,344.0
Receivables from securities financing transactions		83,494.0	82,384.0	74,210.0
Cash collateral receivables on derivative instruments		29,787.0	35,050.0	32,737.0
Loans and advances to customers		391,406.0	380,141.0	380,977.0
Other financial assets measured at amortized cost		27,201.0	26,837.0	27,219.0
Fair Value
Financial assets measured at fair value	[1]	345,525.0	376,022.0	404,576.0
Not measured at fair value
Carrying amount
Cash and balances at central banks		160,700.0	158.9	158,200.0
Loans and advances to banks		16,400.0	18.3	15,300.0
Receivables from securities financing transactions		83,500.0	82.4	74,200.0
Cash collateral receivables on derivative instruments		29,800.0	35.0	32,700.0
Loans and advances to customers		391,400.0	380.1	381,000.0
Other financial assets measured at amortized cost		27,200.0	26.8	27,200.0
Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets measured at fair value		160,700.0	158,900.0	158,200.0
Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets measured at fair value		16,400.0	18,300.0	15,300.0
Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets measured at fair value		83,500.0	82,400.0	74,200.0
Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets measured at fair value		29,800.0	35,000.0	32,700.0
Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets measured at fair value		391,000.0	380,100.0	382,300.0
Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets measured at fair value		$ 27,700.0	$ 27,300.0	$ 28,000.0

[1]	Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented